General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses.
Schedule of general and administrative expenses

In € thousand	2022	2021	2020
Share listing expense	—	111,109	—
Professional services	28,851	70,380	8,483
Salaries and social security	30,187	35,395	20,926
IT and communication expense	20,374	12,391	2,255
Depreciation/amortization	1,816	1,870	1,289
Insurances	6,457	1,698	73
HR related expenses (training, recruitment)	1,466	1,617	1,026
Other administrative expenses	4,736	4,633	1,354
Total administrative expenses	93,887	239,093	35,406